Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Income
Net revenue	$ 3,959,927	$ 3,563,592
Cost of revenues	2,775,877	2,481,460
Gross profit	1,184,050	1,082,132
Research and development	30,938	30,028
Operating income	504,400	444,895
Other (income) expense:
Income before income taxes	402,292	348,634
Income tax expense	137,861	101,284
Net Income	264,431	247,350
Other comprehensive income loss derivatives qualifying as hedges before tax	6,952	6,959
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	9,229	4,354
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(127,433)	(47,056)
Other comprehensive income loss tax	(5,924)	(3,550)
Less: Net income attributable to noncontrolling interests	54,883	41,888
Income attributable to the Company	209,548	205,462
Current assets:
Cash and cash equivalents	622,922	574,127	633,855	682,777
Trade accounts receivable less allowance for doubtful accounts of $433,095 in 2015 and $418,508 in 2014	3,170,188		3,203,655
Accounts receivable from related parties	162,480		193,225
Inventories	1,159,506		1,115,554
Prepaid expenses and other current assets	1,213,557		1,333,067
Deferred tax asset, current	270,664		245,354
Total current assets	6,599,317		6,724,710
Property, plant and equipment, net	3,224,053		3,290,180
Intangible assets	859,050		869,411
Goodwill	13,019,361		13,082,180
Deferred tax asset, non-current	124,993		141,052
Total assets	25,106,744		25,447,101
Current liabilities:
Accounts payable	583,485		573,184
Accounts payable to related parties	137,138		140,731
Accrued expenses and other current liabilities	2,263,542		2,197,245
Short-term borrowings and other financial liabilities	118,359		132,693
Short Term Borrowings Due To Related Parties Current Acquisitions	24,450		5,357
Current portion of long-term debt and capital lease obligations	307,052		313,607
Income tax payable, current	77,602		79,687
Deferred tax liability, current	34,380		34,787
Total current liabilities	3,546,008		3,477,291
Total long-term debt less current maturities	8,601,656		9,080,277
Other liabilities	454,444		411,976
Pension liabilities	603,528		642,318
Income tax payable, non-current	146,537		177,601
Deferred tax liability, non-current	788,750		804,609
Total liabilities	14,140,923		14,594,072
Noncontrolling interests subject to put provisions	827,094		824,658
Company shareholders' equity	9,550,608		9,443,313
Minority interest	588,119		585,058
Total equity	10,138,727		10,028,371
Total liabilities and equity	25,106,744		25,447,101
Consolidated Statements of Comprehensive Income
Net Income	264,431	247,350
Other comprehensive income loss derivatives qualifying as hedges before tax	6,952	6,959
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	9,229	4,354
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(127,433)	(47,056)
Other comprehensive income loss tax	(5,924)	(3,550)
Other comprehensive income (loss), net of tax	(117,176)	(39,293)
Total comprehensive income	147,255	208,057
Comprehensive income attributable to noncontrolling interests	(50,930)	(41,855)
Comprehensive income attributable to the Company	96,325	166,202
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net		(1,731)
Income before income taxes	1,740	1,731
Income tax expense	631	628
Net Income	1,109	1,103
Income attributable to the Company	1,109	1,103
Current assets:
Cash and cash equivalents	0	0		0
Accounts receivable from related parties	1,249,485		1,266,916
Total current assets	1,249,485		1,266,917
Total assets	1,249,485		1,266,917
Current liabilities:
Accrued expenses and other current liabilities	11,833		29,771
Total current liabilities	11,833		29,771
Total long-term debt less current maturities	1,161,301		1,162,534
Income tax payable, non-current	1,268		637
Total liabilities	1,174,402		1,192,942
Company shareholders' equity	75,083		73,975
Total equity	75,083		73,975
Total liabilities and equity	1,249,485		1,266,917
Consolidated Statements of Comprehensive Income
Net Income	1,109	1,103
Total comprehensive income	1,109	1,103
Comprehensive income attributable to the Company	1,109	1,103
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	40,755	47,374
Operating income	(40,755)	(47,374)
Other (income) expense:
Interest, net	51,302	60,526
Other, net	(309,666)	(330,870)
Income before income taxes	217,609	222,970
Income tax expense	8,061	17,508
Net Income	209,548	205,462
Other comprehensive income loss derivatives qualifying as hedges before tax	19,695	7,234
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	100	50
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(142,585)	833
Other comprehensive income loss tax	(5,678)	(2,097)
Income attributable to the Company	209,548	205,462
Current assets:
Cash and cash equivalents	47	293	117	13
Accounts receivable from related parties	5,012,291		5,558,131
Prepaid expenses and other current assets	62,510		76,846
Total current assets	5,074,848		5,635,094
Property, plant and equipment, net	523		566
Intangible assets	756		945
Deferred tax asset, non-current	76,704		81,555
Other assets	9,303,433		9,154,819
Total assets	14,456,264		14,872,979
Current liabilities:
Accounts payable	690		1,844
Accounts payable to related parties	1,329,024		1,452,812
Accrued expenses and other current liabilities	68,129		61,367
Short-term borrowings and other financial liabilities	0		1
Current portion of long-term debt and capital lease obligations	52,558		55,391
Income tax payable, current	5,669		13,663
Deferred tax liability, current	1,108		1,573
Total current liabilities	1,457,178		1,586,651
Total long-term debt less current maturities	749,765		855,029
Long term borrowings from related parties	2,565,460		2,891,256
Other liabilities	108,839		70,823
Pension liabilities	14,635		14,872
Income tax payable, non-current	9,779		11,035
Total liabilities	4,905,656		5,429,666
Company shareholders' equity	9,550,608		9,443,313
Total equity	9,550,608		9,443,313
Total liabilities and equity	14,456,264		14,872,979
Consolidated Statements of Comprehensive Income
Net Income	209,548	205,462
Other comprehensive income loss derivatives qualifying as hedges before tax	19,695	7,234
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	100	50
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(142,585)	833
Other comprehensive income loss tax	(5,678)	(2,097)
Other comprehensive income (loss), net of tax	(128,468)	6,020
Total comprehensive income	81,080	211,482
Comprehensive income attributable to the Company	81,080	211,482
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	462,599	531,730
Cost of revenues	297,165	332,156
Gross profit	165,434	199,574
Selling, general and administrative	40,057	28,650
Research and development	16,605	19,297
Operating income	108,772	151,627
Other (income) expense:
Interest, net	(1,487)	(1,031)
Other, net	72,705	111,665
Income before income taxes	37,554	40,993
Income tax expense	32,825	37,172
Net Income	4,729	3,821
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	1,806	947
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(70,244)	(145)
Other comprehensive income loss tax	(535)	(276)
Income attributable to the Company	4,729	3,821
Current assets:
Cash and cash equivalents	4,730	5,198	5,722	4,490
Trade accounts receivable less allowance for doubtful accounts of $433,095 in 2015 and $418,508 in 2014	149,401		165,090
Accounts receivable from related parties	861,301		840,302
Inventories	207,379		231,127
Prepaid expenses and other current assets	48,532		43,387
Total current assets	1,271,343		1,285,628
Property, plant and equipment, net	233,480		260,662
Intangible assets	57,893		64,679
Goodwill	49,015		55,312
Deferred tax asset, non-current	34,063		38,291
Other assets	42,321		45,297
Total assets	1,688,115		1,749,869
Current liabilities:
Accounts payable	28,948		34,798
Accounts payable to related parties	620,131		587,677
Accrued expenses and other current liabilities	151,963		141,392
Deferred tax liability, current	9,937		7,992
Total current liabilities	810,979		771,859
Other liabilities	1,257		1,615
Pension liabilities	292,152		324,156
Total liabilities	1,104,388		1,097,630
Company shareholders' equity	583,727		652,239
Total equity	583,727		652,239
Total liabilities and equity	1,688,115		1,749,869
Consolidated Statements of Comprehensive Income
Net Income	4,729	3,821
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	1,806	947
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(70,244)	(145)
Other comprehensive income loss tax	(535)	(276)
Other comprehensive income (loss), net of tax	(68,973)	526
Total comprehensive income	(64,244)	4,347
Comprehensive income attributable to the Company	(64,244)	4,347
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	188,180	(26,380)
Operating income	(188,180)	26,380
Other (income) expense:
Interest, net	58,281	45,462
Other, net	(159,299)	(154,698)
Income before income taxes	(87,162)	135,616
Income tax expense	(97,229)	(7,528)
Net Income	10,067	143,144
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	7,143	3,262
Other comprehensive income loss tax	(2,818)	(1,287)
Income attributable to the Company	10,067	143,144
Current assets:
Accounts receivable from related parties	2,517,302		2,570,654
Prepaid expenses and other current assets	151		183
Total current assets	2,517,453		2,570,837
Other assets	13,437,906		13,267,706
Total assets	15,955,359		15,838,543
Current liabilities:
Accounts payable to related parties	1,645,673		1,662,032
Accrued expenses and other current liabilities	10,874		9,240
Current portion of long-term debt and capital lease obligations	200,000		200,000
Total current liabilities	1,856,547		1,871,272
Total long-term debt less current maturities	2,297,485		2,335,992
Long term borrowings from related parties	2,665,112		2,833,854
Other liabilities	500,836		170,149
Total liabilities	7,319,980		7,211,267
redeemable preferred stock	235,141		235,141
Company shareholders' equity	8,400,238		8,392,135
Total equity	8,400,238		8,392,135
Total liabilities and equity	15,955,359		15,838,543
Consolidated Statements of Comprehensive Income
Net Income	10,067	143,144
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	7,143	3,262
Other comprehensive income loss tax	(2,818)	(1,287)
Other comprehensive income (loss), net of tax	4,325	1,975
Total comprehensive income	14,392	145,119
Comprehensive income attributable to the Company	14,392	145,119
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	4,254,782	3,896,574
Cost of revenues	3,240,912	2,995,003
Gross profit	1,013,870	901,571
Selling, general and administrative	373,512	569,452
Research and development	14,287	10,731
Operating income	626,071	321,388
Other (income) expense:
Interest, net	(4,259)	(7,015)
Income before income taxes	630,330	328,403
Income tax expense	244,915	148,579
Net Income	385,415	179,824
Other comprehensive income loss derivatives qualifying as hedges before tax	(12,743)	(275)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	180	95
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	81,329	(50,268)
Other comprehensive income loss tax	3,107	110
Less: Net income attributable to noncontrolling interests	54,883
Income attributable to the Company	330,532	179,824
Current assets:
Cash and cash equivalents	618,145	569,325	628,015	672,206
Trade accounts receivable less allowance for doubtful accounts of $433,095 in 2015 and $418,508 in 2014	3,019,409		3,037,010
Accounts receivable from related parties	3,517,243		3,544,817
Inventories	1,097,541		1,038,591
Prepaid expenses and other current assets	1,076,319		1,182,301
Deferred tax asset, current	315,590		290,064
Total current assets	9,644,247		9,720,798
Property, plant and equipment, net	3,098,436		3,147,750
Intangible assets	800,468		799,958
Goodwill	12,970,346		13,026,868
Deferred tax asset, non-current	133,410		129,927
Other assets	6,896,320		6,662,384
Total assets	33,543,227		33,487,685
Current liabilities:
Accounts payable	553,847		536,542
Accounts payable to related parties	9,763,171		10,232,251
Accrued expenses and other current liabilities	2,032,069		1,982,051
Short-term borrowings and other financial liabilities	118,359		132,692
Short Term Borrowings Due To Related Parties Current Acquisitions	24,450		5,357
Current portion of long-term debt and capital lease obligations	54,494		58,216
Income tax payable, current	64,413		66,024
Deferred tax liability, current	64,877		47,555
Total current liabilities	12,675,680		13,060,688
Total long-term debt less current maturities	7,354,838		7,783,062
Long term borrowings from related parties	60,939		72,505
Other liabilities	(190,943)		147,015
Pension liabilities	290,750		296,531
Income tax payable, non-current	30,231		48,370
Deferred tax liability, non-current	701,237		831,050
Total liabilities	20,922,732		22,239,221
Noncontrolling interests subject to put provisions	827,094		824,658
redeemable preferred stock	(235,141)		(235,141)
Company shareholders' equity	11,440,423		10,073,889
Minority interest	588,119		585,058
Total equity	12,028,542		10,658,947
Total liabilities and equity	33,543,227		33,487,685
Consolidated Statements of Comprehensive Income
Net Income	385,415	179,824
Other comprehensive income loss derivatives qualifying as hedges before tax	(12,743)	(275)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	180	95
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	81,329	(50,268)
Other comprehensive income loss tax	3,107	110
Other comprehensive income (loss), net of tax	71,873	(50,338)
Total comprehensive income	457,288	129,486
Comprehensive income attributable to the Company	457,288	129,486
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(757,454)	(864,712)
Cost of revenues	(762,200)	(845,699)
Gross profit	4,746	(19,013)
Selling, general and administrative	6,208	(11,887)
Research and development	46
Operating income	(1,508)	(7,126)
Other (income) expense:
Interest, net	11	50
Other, net	396,260	373,903
Income before income taxes	(397,779)	(381,079)
Income tax expense	(51,342)	(95,075)
Net Income	(346,437)	(286,004)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	4,067	2,524
Less: Net income attributable to noncontrolling interests		41,888
Income attributable to the Company	(346,437)	(327,892)
Current assets:
Cash and cash equivalents	0	(689)	0	6,068
Trade accounts receivable less allowance for doubtful accounts of $433,095 in 2015 and $418,508 in 2014	1,378		1,555
Accounts receivable from related parties	(12,995,142)		(13,587,595)
Inventories	(145,414)		(154,164)
Prepaid expenses and other current assets	26,045		30,350
Deferred tax asset, current	(44,926)		(44,710)
Total current assets	(13,158,059)		(13,754,564)
Property, plant and equipment, net	(108,386)		(118,798)
Intangible assets	(67)		3,829
Deferred tax asset, non-current	(119,184)		(108,721)
Other assets	(28,400,010)		(27,790,638)
Total assets	(41,785,706)		(41,768,892)
Current liabilities:
Accounts payable to related parties	(13,220,861)		(13,794,041)
Accrued expenses and other current liabilities	(11,326)		(26,576)
Income tax payable, current	7,520
Deferred tax liability, current	(41,542)		(22,333)
Total current liabilities	(13,266,209)		(13,842,950)
Total long-term debt less current maturities	(2,961,733)		(3,056,340)
Long term borrowings from related parties	(5,291,511)		(5,797,615)
Other liabilities	34,455		22,374
Pension liabilities	5,991
Income tax payable, non-current	105,259		117,559
Deferred tax liability, non-current	87,513		(26,441)
Total liabilities	(21,286,235)		(22,576,654)
Company shareholders' equity	(20,499,471)		(19,192,238)
Total equity	(20,499,471)		(19,192,238)
Total liabilities and equity	(41,785,706)		(41,768,892)
Consolidated Statements of Comprehensive Income
Net Income	(346,437)	(286,004)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	4,067	2,524
Other comprehensive income (loss), net of tax	4,067	2,524
Total comprehensive income	(342,370)	(283,480)
Comprehensive income attributable to noncontrolling interests	(50,930)	(41,855)
Comprehensive income attributable to the Company	$ (393,300)	$ (325,335)